Accounts receivable, net	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Accounts receivable, net
3.	Accounts receivable, net
Accounts receivable, net consisted of the followings:

	As of December 31,
	2019	2020
	RMB	RMB

Accounts receivable, gross	203,934,775	212,317,679
Less: allowance for credit loss	(15,834,902)	(12,573,550)

Accounts receivable, net	188,099,873	199,744,129

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB

Balance as of January 1	5,172,435	5,907,369	15,834,902
Addition	1,121,009	13,563,744	3,270,564
Write offs	(386,075)	(3,636,211)	(6,531,916)

Balance as of December 31	5,907,369	15,834,902	12,573,550

The following customers accounted for 10% or more of accounts receivable, net:

	As of December 31,
	2019		2020
	RMB	%	RMB	%	US$	%

Company A	37,615,505	20%	43,563,107	22%	6,676,338	22%
Company B	47,776,989	25%	39,546,942	20%	6,060,834	20%
Company C	23,466,780	12%	35,765,532	18%	5,481,308	18%